Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 46,898	$ 180,334
Restricted cash	26,948	16,447
Land and other inventories	582,531	383,184
Receivables	7,178	2,906
Property and equipment, net	34,973	36,922
Investments in unconsolidated entities	1,172	17,991
Prepaid expenses and other assets	17,144	15,245
Assets held for sale		4,051
Goodwill	19,295	6,071
Total assets	736,139	663,151
Liabilities
Accounts payable	33,606	16,087
Accrued and other liabilities	38,826	28,134
Customer deposits	8,629	4,966
Estimated development liability	32,551	33,003
Senior Notes, net	320,846	294,221
Total liabilities	434,458	376,411
Stockholders' equity
Common Stock, par value $1 per share; Authorized: 50,000,000 shares; Issued: 22,444,028 shares and 22,182,972 shares as of December 31, 2015 and 2014, respectively	22,444	22,183
Additional paid-in capital	399,719	396,989
Accumulated deficit	(117,463)	(129,413)
Equity before treasury stock	304,700	289,759
Treasury stock, at cost, 110,874 shares as of December 31, 2015 and 2014, respectively	(3,019)	(3,019)
Total stockholders' equity	301,681	286,740
Total liabilities and stockholders' equity	$ 736,139	$ 663,151